PRINCIPAL ACTIVITIES AND ORGANIZATION - Summary of principal subsidiaries and consolidated VIE (Details)	Sep. 30, 2022	Jun. 30, 2022
Techfish Limited | Subsidiaries
Schedule Of Subsidiaries And Consolidated Variable Interest Entity [Line Items]
Equity interest held	100.00%	100.00%
Beijing Glory Wolf Co., Ltd. | Subsidiaries
Schedule Of Subsidiaries And Consolidated Variable Interest Entity [Line Items]
Equity interest held	100.00%	100.00%
Beijing Huapin Borui Network Technology Co., Ltd. | VIE
Schedule Of Subsidiaries And Consolidated Variable Interest Entity [Line Items]
Equity interest held	100.00%	100.00%